Commodity risk management contracts (Details)	12 Months Ended
Dec. 31, 2018 bbl $ / bbl
1 April 2018 - 31 December 2018 [Member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	3,000
1 April 2018 - 31 December 2018 [Member] | Written put options [member] | Bottom of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	45.00
1 April 2018 - 31 December 2018 [Member] | Written put options [member] | Top of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	55.00
1 April 2018 - 31 December 2018 [Member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	77.15
1 April 2018 - 31 December 2018 [Member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	1,000
1 April 2018 - 31 December 2018 [Member] | Written put options [member] | Bottom of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	45.00
1 April 2018 - 31 December 2018 [Member] | Written put options [member] | Top of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	55.00
1 April 2018 - 31 December 2018 [Member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	77.50
1 July 2018 - 31 March 2019 [Member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	2,000
1 July 2018 - 31 March 2019 [Member] | Written put options [member] | Bottom of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	50.00
1 July 2018 - 31 March 2019 [Member] | Written put options [member] | Top of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	60.00
1 July 2018 - 31 March 2019 [Member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	97.00
1 July 2018 - 31 March 2019 [Member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	2,000
1 July 2018 - 31 March 2019 [Member] | Written put options [member] | Bottom of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	50.00
1 July 2018 - 31 March 2019 [Member] | Written put options [member] | Top of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	60.00
1 July 2018 - 31 March 2019 [Member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	97.05
1 October 2018 - 30 June 2019 [Member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	3,700
1 October 2018 - 30 June 2019 [Member] | Written put options [member] | Bottom of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	55.00
1 October 2018 - 30 June 2019 [Member] | Written put options [member] | Top of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	65.00
1 October 2018 - 30 June 2019 [Member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	90.00
1 October 2018 - 30 June 2019 [Member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	1,000
1 October 2018 - 30 June 2019 [Member] | Written put options [member] | Bottom of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	55.00
1 October 2018 - 30 June 2019 [Member] | Written put options [member] | Top of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	65.00
1 October 2018 - 30 June 2019 [Member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	90.10
1 October 2018 - 30 June 2019 [Member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	1,300
1 October 2018 - 30 June 2019 [Member] | Written put options [member] | Bottom of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	55.00
1 October 2018 - 30 June 2019 [Member] | Written put options [member] | Top of range [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	65.00
1 October 2018 - 30 June 2019 [Member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	90.50
1 January 2019 - 30 September 2019 [Member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collar
Derivative contracts, number of instruments held | bbl	2,000
1 January 2019 - 30 September 2019 [Member] | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	65.00
1 January 2019 - 30 September 2019 [Member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	92.50
1 January 2019 - 30 September 2019 [Member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collar
Derivative contracts, number of instruments held | bbl	3,000
1 January 2019 - 30 September 2019 [Member] | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	65.00
1 January 2019 - 30 September 2019 [Member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivaive price	92.26